UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07250

Name of Fund: BlackRock Broad Investment Grade 2009 Term Trust, Inc. (BCT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Broad Investment Grade 2009 Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Broad Investment Grade 2009 Term Trust Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Asset-Backed Securities	(000)		Value
Global Rated Eligible Asset Trust Series 1998-A Class 1, 7.45%,
9/15/07 (a)(b)(c)	$234		$23
Structured Mortgage Asset Residential Trust Series 2, 8.24%,
11/07/07 (a)(b)(c)	567		57
Total Asset-Backed Securities - 0.0%			80
U.S. Government Agency Mortgage-Backed Securities
Fannie Mae Guaranteed Pass-Through Certificates:
5.50%, 1/01/17 - 2/01/17	265		267,751
6.50%, 7/01/29	14		14,549
Total U.S. Government Agency Mortgage-Backed Securities - 0.7%			282,300
U.S. Government Agency Mortgage-Backed Securities - Collateralized
Mortgage Obligations
Fannie Mae Trust:
Series G-21 Class L, 0.95%, 7/25/21 (d)	232		4,868
Series 1992-174 Class S, 0.098%, 9/25/22 (d)(e)	2,365		9,191
Series 1993-49 Class H, 7%, 4/25/13	515		535,616
Series 1993-49 Class L, 0.445%, 4/25/13 (d)	1,663		11,642
Series 1993-192 Class SC, 7.719%, 10/25/08 (e)	17		16,988
Series 1993-214 Class SH, 11.924%, 12/25/08 (e)	9		9,362
Series 1993-214 Class SK, 10%, 12/25/08 (e)	13		12,970
Series 1994-13 Class SJ, 8.75%, 2/25/09 (e)	-	(f)	18
Series 1996-20 Class SL, 15.034%, 9/25/08 (d)(e)	1		7
Series 2003-70 Class ID, 5%, 4/25/22 (d)	276		18
Series 2004-13 Class IG, 5%, 10/25/22 (d)	521		9,582
Freddie Mac Multiclass Certificates:
Series 65 Class I, 0.50%, 8/15/20 (d)	671		13,862
Series 141 Class H, 1.06%, 5/15/21 (d)	138		2,861
Series 1510 Class G, 7.05%, 5/15/13	1,288		1,342,875
Series 1598 Class J, 6.50%, 10/15/08 (g)	141		140,540
Series 1618 Class SA, 8.25%, 11/15/08 (e)	31		31,245
Series 1661 Class SB, 13.591%, 1/15/09 (e)	2		1,985
Series 2412 Class SE, 11.314%, 2/15/09 (e)	74		75,239
Series 2517 Class SE, 10.106%, 10/15/09 (e)	220		226,565
Series 2523 Class EH, 5.50%, 4/15/20 (d)	865		32,755
Series 2564 Class NC, 5%, 2/15/33	81		73,725
Series 2739 Class PI, 5%, 3/15/22 (d)	1,662		23,255
Series 2976 Class KI, 5.50%, 11/15/34 (d)	1,058		157,059
Series 3189 Class KI, 6%, 1/15/35 (d)	1,400		246,494
Series 3207 Class QI, 6%, 2/15/35 (d)	2,247		332,368
Total U.S. Government Agency Mortgage-Backed Securities - Collateralized
Mortgage Obligations - 8.4%			3,311,090

BlackRock Broad Investment Grade 2009 Term Trust Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Fresno, California, Taxable Pension Obligation Revenue Bonds,
7.80%, 6/01/14 (h)	$440	$489,940
Kern County, California, Taxable Pension Obligation Revenue Bonds,
6.98%, 8/15/09 (i)	500	513,905
Total Municipal Bonds - 2.5%		1,003,845
Non-Government Agency Mortgage-Backed Securities
Citicorp Mortgage Securities, Inc. Series 1993-14 Class A-4, 18%,
11/25/23 (e)	110	121,292
JPMorgan Alternative Loan Trust Series 2006-S1 Class 3A1A, 5.35%,
3/25/36 (e)	1,705	1,709,529
JPMorgan Mortgage Trust Series 2006-A7 Class 2A2, 5.803%, 1/25/37 (e)	1,454	1,379,230
Nomura Asset Acceptance Corp. Series 2004-AR4 Class 2A3, 2.796%,
12/25/34 (e)	81	64,512
Residential Accredit Loans, Inc. Series 2002-QS16 Class A3, 11.476%,
10/25/17 (e)	524	541,472
Salomon Brothers Mortgage Securities VI, Inc. Series 1987-3 Class A, 12.50%,
10/23/17 (j)	9	8,673
Structured Adjustable Rate Mortgage Loan Trust Series 2004-11 Class A,
5.578%, 8/25/34 (e)	407	406,545
Vendee Mortgage Trust Series 2002-1 Class 1IO, 0.043%, 10/15/31 (d)(e)	10,688	23,400
WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Class A3, 4.585%,
4/25/35 (e)	1,000	976,598
Wells Fargo Mortgage Backed Securities Trust Series 2004-N Class A6, 4%,
8/25/34 (e)	500	485,958
Total Non-Government Agency Mortgage-Backed Securities - 14.5%		5,717,209
Total Long-Term Investments (Cost - $10,082,628) - 26.1%		10,314,524
Short-Term Securities
U.S. Government Agency Obligations
Federal Home Loan Bank, 1.82%, 8/01/08	29,400	29,400,000
Total Short-Term Securities (Cost - $29,400,000) - 74.4%		29,400,000
Total Investments (Cost - $39,482,628*) - 100.5%		39,714,524
Liabilities in Excess of Other Assets - (0.5)%		(178,083)
Net Assets - 100.0%		$39,536,441

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008 as computed for federal income tax purposes, were as follows:

Aggregate cost	$39,482,628
Gross unrealized appreciation	$718,000
Gross unrealized depreciation	(486,104)
Net unrealized appreciation	$231,896

(a)	Issuer filed for bankruptcy or is in default of interest payments.
(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

BlackRock Broad Investment Grade 2009 Term Trust Inc.
Schedule of Investments July 31, 2008 (Unaudited)
(d)	Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.
(e)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(f)	Amount is less $1,000.
(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(h)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(i)	MBIA Insured.
(j)	Represents the principal only portion of a mortgage-backed security.

•	Financial futures contracts sold as of July 31, 2008 were as follows:
			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Depreciation
	75	2-Year U.S. Treasury Bond	September 2008	$15,847,103	$(52,897)

Item 2 – Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Broad Investment Grade 2009 Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date: September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date: September 19, 2008